Accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - $ / shares					1 Months Ended		12 Months Ended
	Sep. 11, 2015	Jun. 11, 2015	Jun. 10, 2015	Jun. 03, 2015	Jul. 17, 2015	Jun. 25, 2015	Dec. 31, 2015
Black Forest Capital, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate					0.77%		0.87%
Applicable Closing Stock Price					$ 0.61		$ 0.39
Conversion Price					$ 0.34		$ 0.19
Volatility					31.45%		43.13%
Dividend Yield					0.00%		0.00%
Credit Spread					2.75%		4.08%
Liquidity Risk Premium					5.00%		5.00%
JSJ Investments, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate				0.42%			2.16%
Applicable Closing Stock Price				$ 0.70
Conversion Price				$ 0.28			$ 0.19
Dividend Yield				0.00%
Credit Spread				2.59%			4.39%
Liquidity Risk Premium				5.00%			5.00%
Crown Bridge Partners, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate	0.85%						0.94%
Applicable Closing Stock Price	$ 0.45
Conversion Price	$ 0.23						$ 0.19
Volatility	37.23%						38.86%
Dividend Yield	0.00%
Credit Spread	3.00%						4.08%
Liquidity Risk Premium	5.00%						5.00%
LG Capital Funding, LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate			0.78%				0.79%
Applicable Closing Stock Price			$ 0.79
Conversion Price			$ 0.39				$ 0.21
Volatility			30.18%				47.18%
Dividend Yield			0.00%
Credit Spread			2.85%				4.08%
Liquidity Risk Premium			5.00%				5.00%
Adar Bays LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate		0.79%					0.79%
Applicable Closing Stock Price		$ 0.87
Conversion Price		$ 0.39					$ 0.21
Volatility		30.19%					47.18%
Dividend Yield		0.00%
Credit Spread		2.80%					4.08%
Liquidity Risk Premium		5.00%					5.00%
Service Trading Co., LLC [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate		0.79%					0.79%
Applicable Closing Stock Price		$ 0.87
Conversion Price		$ 0.39					$ 0.21
Volatility		30.19%					47.18%
Dividend Yield		0.00%
Credit Spread		2.80%					4.08%
Liquidity Risk Premium		5.00%					5.00%
VIS Vires Group, Inc. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free Rate						0.77%	0.61%
Applicable Closing Stock Price						$ 0.66
Conversion Price						$ 0.40	$ 0.22
Volatility						31.58%	44.59%
Dividend Yield						0.00%
Credit Spread						2.76%	3.66%
Liquidity Risk Premium						5.00%	5.00%